Cash flow information (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of cash flows generated
	Note	06.30.2021	06.30.2020	06.30.2019
(Loss) / profit for the year		(37,591)	35,651	(57,634)
Loss for the year from discontinued operations		8,923	4,947	2,380
Adjustments for:				-
Income tax	18	21,673	10,065	(6,760)
Amortization and depreciation	20	642	716	560
Net gain / (loss) from fair value adjustment of investment properties		7,770	(50,664)	58,231
Share-based compensation		-	-	94
Impairment of goodwill		-	-	277
Impairment of properties for sale		-	-	69
Gain from disposal of associates		(37)	-	225
Financial results, net		(6,609)	19,737	2,888
Provisions and allowances		281	1,251	1,369
Share of (profit) /loss of associates and joint ventures	7	4,380	(10,847)	10,587
Changes in operating assets and liabilities:				-
Decrease in inventories		26	6	34
Increase in trading properties		(28)	(592)	(1,308)
Increase in restricted assets		-	(1,750)	-
Decrease / (Increase) in trade and other receivables		1,514	2,854	(69)
Decrease in trade and other payables		(2,543)	(458)	(1,820)
Increase / (decrease) in salaries and social security liabilities		53	(290)	(195)
Decrease in provisions		(108)	(798)	(118)
Net cash (used in) / generated by continuing operating activities before income tax paid		(1,654)	9,828	8,810
Net cash generated by discontinued operating activities before income tax paid		3,401	37,880	33,916
Net cash generated by operating activities before income tax paid		1,747	47,708	42,726

Schedule of reclassification of assets and liabilities held for sale
	June 30, 2021	June 30, 2020	June 30, 2019
Investment properties	117,547	233,714	(14,634)
Property, plant and equipment	47,989	(7,581)	(96,187)
Trading properties	7,690	233	-
Intangible assets	36,546	4,842	(20,666)
Investments in associates and joint ventures	48,443	3,781	(1,220)
Deferred income tax assets	568	-	-
Restricted assets	8,400	321	(305)
Income tax and MPIT credit	426	66	-
Trade and other receivables	70,693	(13,598)	(39,759)
Right-of-use assets	25,853	(5,973)	-
Investments in financial assets	31,643	20,343	(9,506)
Derivative financial instruments	368	(56)	(77)
Inventories	4,712	(3,760)	(19,691)
Group of assets held for sale	55,028	-	-
Borrowings	(425,321)	(132,296)	70,300
Lease liabilities	(23,696)	-	-
Deferred income tax liabilities	(16,261)	(30,349)	9,338
Trade and other payables	(30,751)	3,474	76,590
Lease liabilities	-	3,120	-
Provisions	(7,095)	86	1,442
Employee benefits	(624)	161	4,188
Derivative financial instruments	(624)	-	-
Salaries and social security liabilities	(4,427)	207	7,979
Salaries and social security liabilities	(28,805)	-	-
Income tax expense	(596)	(161)	24
Net value of incorporated assets that do not affect cash	(82,294)	76,574	(32,184)
Cash and cash equivalents	(145,330)	(9,017)	(18,550)
Non-controlling interest	(62,519)	76,219	24,477
Goodwill	-	(565)	246
Net value of assets incorporated / intended for sale	(290,143)	143,211	(26,011)
Seller Financed Amount	-	-	(126)
Net (outflow) inflow of cash and cash equivalents / assets and liabilities held for sale	(290,143)	143,211	(26,137)

Schedule of detail of significant non-cash transactions
	06.30.2021	06.30.2020	06.30.2019
Decrease of associates and joint ventures through a decrease of shareholders’ equity	-	3,111	-
Increase of investment properties through a decrease of financial assets	-	418	-
Increase of properties for sale through an increase in borrowings	61	18	26
Increase of property, plant and equipment through an increase of trade and other payables	-	1,110	1,282
Increase of intangible assets through an increase of trade and other payables	-	742	496
Distribution of dividends in shares	727	885	3,922
Increase in property, plant and equipment through increased borrowings	-	-	9
Registration of investment properties through a decrease in credits for trade and other receivables	-	42	863
Issuance of NCN	-	32	5,038
Decrease of property, plant and equipment through an increase of receivables and tax debts	83	-	-
Distribution of dividends to non-controlling interest pending payment	-	2,645	(511)
Decrease of in investments in associates and joint ventures through a decrease in borrowings	-	-	13
Decrease in borrowings through a decrease in financial assets	-	3,686	-
Increase in investment properties through an increase in trade and other payables	-	1,068	1,058
Increase of investment properties through an increase of borrowings	407	151	330
Increase in rights of use through an increase in lease liabilities - Adjustment of opening balances (IFRS 16)	-	21,214	-
Increase in rights of use through an increase in lease liabilities	-	12,153	-
Increase of rights of use through a decrease of property, plant and equipment	817	-	-